Investments - Security Holdings in an Unrealized Loss Position - Tabular Disclosure (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value
Fair Value - Less Than 12 Months	$ 11,797	$ 41,856	$ 66,596
Fair Value - More Than 12 Months	6,541	31,907	13,637
Fair Value - Total	18,338	73,763	80,233
Unrealized Losses
Unrealized Losses - Less Than 12 Months	(36)	(640)	(468)
Unrealized Losses - More Than 12 Months	(19)	(625)	(233)
Unrealized Losses - Total	(55)	(1,265)	(701)
Fixed maturity securities
Fair Value
Fair Value - Less Than 12 Months			64,601
Fair Value - More Than 12 Months			12,830
Fair Value - Total			77,431
Unrealized Losses
Unrealized Losses - Less Than 12 Months			(411)
Unrealized Losses - More Than 12 Months			(181)
Unrealized Losses - Total			(592)
U.S. Governments
Fair Value
Fair Value - Less Than 12 Months	1,485	1,970	11,426
Fair Value - More Than 12 Months	1,824	6,197	1,858
Fair Value - Total	3,309	8,167	13,284
Unrealized Losses
Unrealized Losses - Less Than 12 Months		(25)	(89)
Unrealized Losses - More Than 12 Months	(7)	(101)	(19)
Unrealized Losses - Total	(7)	(126)	(108)
States, territories, and possession
Fair Value
Fair Value - Less Than 12 Months		719	1,568
Fair Value - More Than 12 Months		501
Fair Value - Total		1,220	1,568
Unrealized Losses
Unrealized Losses - Less Than 12 Months		(5)	(1)
Unrealized Losses - More Than 12 Months		(1)
Unrealized Losses - Total		(6)	(1)
Political subdivisions
Fair Value
Fair Value - Less Than 12 Months	546	264	2,996
Fair Value - More Than 12 Months		550	1,071
Fair Value - Total	546	814	4,067
Unrealized Losses
Unrealized Losses - Less Than 12 Months		(1)	(24)
Unrealized Losses - More Than 12 Months		(9)	(27)
Unrealized Losses - Total		(10)	(51)
Special revenue excluding mortgage/asset-backed securities
Fair Value
Fair Value - Less Than 12 Months	569	1,706	17,109
Fair Value - More Than 12 Months	997	5,916	2,140
Fair Value - Total	1,566	7,622	19,249
Unrealized Losses
Unrealized Losses - Less Than 12 Months	(1)	(14)	(129)
Unrealized Losses - More Than 12 Months	(2)	(77)	(38)
Unrealized Losses - Total	(3)	(91)	(167)
Industrial and miscellaneous
Fair Value
Fair Value - Less Than 12 Months	3,936	30,544	23,914
Fair Value - More Than 12 Months	3,457	14,913	4,463
Fair Value - Total	7,393	45,457	28,377
Unrealized Losses
Unrealized Losses - Less Than 12 Months	(22)	(556)	(137)
Unrealized Losses - More Than 12 Months	(9)	(395)	(64)
Unrealized Losses - Total	(31)	(951)	(201)
Mortgage/asset-backed securities
Fair Value
Fair Value - Less Than 12 Months	5,261	6,653	7,588
Fair Value - More Than 12 Months	263	3,830	3,298
Fair Value - Total	5,524	10,483	10,886
Unrealized Losses
Unrealized Losses - Less Than 12 Months	(13)	(39)	(31)
Unrealized Losses - More Than 12 Months	(1)	(42)	(33)
Unrealized Losses - Total	$ (14)	$ (81)	(64)
Equity securities
Fair Value
Fair Value - Less Than 12 Months			1,995
Fair Value - More Than 12 Months			807
Fair Value - Total			2,802
Unrealized Losses
Unrealized Losses - Less Than 12 Months			(57)
Unrealized Losses - More Than 12 Months			(52)
Unrealized Losses - Total			$ (109)